Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Common Stock in Connection with Certain Acquisitions

During 2011, we issued shares of our common stock in connection with certain acquisitions (dollars in thousands):

	Date of Acquisition	Common Stock Issued
Company Acquired		Number of Shares	Fair Value of Shares
Arriva Medical LLC	November 23, 2011	806,452	$15,183
Pregnancy.org, LLC	January 28, 2011	25,463	$1,000

Common Stock in Connection with Settlement of an Acquisition-Related Contingent Consideration Obligation

During 2012, we issued shares of our common stock in connection with the settlement of an acquisition-related contingent consideration obligation (dollars in thousands):

	Common Stock Issued
Contingent Consideration Obligation	Number of Shares	Fair Value of Shares
Mologic	66,666	$1,243